E. INCOME TAXES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Jun. 25, 2017	Jun. 26, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 13,600
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
Valuation allowance increase	$ 4,100
Valuation allowance	$ (9,022)	$ (4,891)